FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

         Address:  1515 Market Street, Suite 2000, Philadelphia, PA 19102
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
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Title:   Investment Manager
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Phone:   215-563-8600
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                   Philadelphia, PA            02/12/2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   11
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Form 13F Information Table Value Total:   $ 253,181 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                December 31, 2007


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ACUSPHERE INC                      COM        00511R870      $   2,563  3,942,402  SH         SOLE                3,942,402
BUILD A BEAR WORKSHOP              COM        120076104      $  28,401  2,035,900  SH         SOLE                2,035,900
FORWARD AIR CORP                   COM        349853101      $  32,767  1,051,237  SH         SOLE                1,051,237
GENTEX CORP                        COM        371901109      $   7,540    424,314  SH         SOLE                  424,314
HUNT J B TRANS SVCS INC            COM        445658107      $   8,093    293,772  SH         SOLE                  293,772
INTERNATIONAL RECTIFIER CORP       COM        460254105      $  48,339  1,422,999  SH         SOLE                1,422,999
LIFE TIME FITNESS INC              COM        53217R207      $  26,609    535,600  SH         SOLE                  535,600
SANDERS MORRIS HARRIS GROUP        COM        80000Q104      $  16,398  1,599,785  SH         SOLE                1,599,785
TNS INC                            COM        872960109      $  62,474  3,519,650  SH         SOLE                3,519,650
ULTA SALON COSMETCS & FRAG I       COM        90384S303      $   4,194    244,550  SH         SOLE                  244,550
VISTACARE INC                      CL A       92839Y109      $  15,803  2,179,664  SH         SOLE                2,179,664